Statement of Cash Flows	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (63,902,585)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares	25,000
Unrealized gain on investments held in Trust Account	(171,366)
Change in fair value of derivative warrant liabilities	61,680,150
Financing costs – derivative warrant liabilities	1,289,200
Changes in operating assets and liabilities:
Prepaid expenses	(507,465)
Accounts payable	15,775
Accrued expenses	361,100
Due to related party	44,697
Net cash used in operating activities	(1,165,494)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(690,000,000)
Net cash used in investing activities	(690,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	(193,562)
Proceeds received from initial public offering, gross	690,000,000
Proceeds received from private placement	17,300,000
Offering costs paid	(14,246,265)
Net cash provided by financing activities	692,860,173
Net increase in cash	1,694,679
Cash - beginning of the period
Cash - ending of the period	1,694,679
Supplemental disclosure of noncash activities:
Deferred legal fees	239,161
Offering costs paid through note payable – related party	193,562
Deferred underwriting commissions in connection with the initial public offering	24,150,000
Initial value of common stock subject to possible redemption	625,164,780
Change in value of common stock subject to possible redemption	$ (62,540,050)